SUPPLEMENT TO THE
FIDELITY U.S. EQUITY
INDEX PORTFOLIO
APRIL 19, 1996
PROSPECTUS
The following disclosure supplements the information found in the section entitled "Securities and Investment Practices" beginning on page P-9:
CASH MANAGEMENT. The fund may invest in money market securities,    in
repurchase agreements, and in a     money market fund available only to
funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces similar information found in "How to Buy Shares" on page P-12:
   MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $    100,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
TO ADD TO AN ACCOUNT $    2,500
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $250
MINIMUM BALANCE $    100,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page P-14:
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    please leave
at least $    100,000    worth of shares in the account to keep it open
($500 for retirement accounts).
Effective September 30, 1996, the following disclosure replaces the similar information in the "Selling Shares in Writing" discussion in the "How to Sell Shares" section found on page P-14 of the fund's prospectus.
Mail your letter to the following address:

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

SUPPLEMENT TO THE
FIDELITY U.S. BOND INDEX PORTFOLIO
APRIL 19, 1996 PROSPECTUS
The following disclosure supplements the information found in the section entitled "Securities and Investment Practices" beginning on page P-8:
       CASH MANAGEMENT.    The fund may invest in money market securities,
in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces similar information found in "How to Buy Shares" on page P-13:
   MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $    100,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
TO ADD TO AN ACCOUNT $    2,500
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $250
MINIMUM BALANCE $    100,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page P-15:
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    please leave
at least $    100,000    worth of shares in the account to keep it open
($500 for retirement accounts).
Effective September 30, 1996, the following information replaces the similar information in the "Selling Shares in Writing" discussion in the "How to Sell Shares" section on page P-15 of the fund's prospectus.
Mail your letter to the following address:
  Fidelity Investments
  P.O. Box 770002
  Cincinnati, OH 45277-0081